Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	SCT Total for First PEO ($)	SCT Total for Second PEO ($)	CAP for First PEO(2) ($)	CAP for Second PEO(2) ($)	Avg. SCT Total for non-PEO NEOs(2) ($)	Avg. CAP to non-PEO NEOs(2) ($)	Value of Initial Fixed $100		Net Income ($ in Thousands)	Adjusted EBIT(4) ($ in Thousands)
							TSR ($)	Peer Group TSR (3) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)

2025	5,325,938	—	(1,610,341)	—	1,360,850	166,465	72.26	272.34	(5,138)	102,300
2024	5,799,250	—	7,011,006	—	1,479,373	1,769,549	183.61	219.31	46,625	119,238
2023	4,973,892	—	3,543,606	—	1,622,384	1,421,836	151.72	155.40	48,429	105,869
2022	4,067,021	—	2,562,396	—	1,347,394	788,702	171.66	147.62	29,660	95,589
2021	5,572,610	397,800	9,019,389	423,480	1,169,073	2,651,095	212.53	159.26	9,106	48,854

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote	The PEOs and the Non-PEO NEOs for the indicated years were as follows:

Year	First PEO	Second PEO	Other Non-PEOs
2025	Mr. Wilson	N/A	Messrs. Brant, Chintapalli, Korman, Rustowicz and Ms. Williams
2024	Mr. Wilson	N/A	Messrs. Brant, Korman, Rustowicz, and Schadeberg
2023	Mr. Wilson	N/A	Messrs. Brant, Korman, Rustowicz, and Schadeberg
2022	Mr. Wilson	N/A	Messrs. Brant, Korman, Rustowicz, and Wozniak
2021	Mr. Wilson	Mr. Fleming	Messrs. Korman, McCormick, Rustowicz, and Wozniak

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Dow Jones U.S. Diversified Industrials Index.
Adjustment To PEO Compensation, Footnote
DAVID J. WILSON (FIRST PRINCIPAL EXECUTIVE OFFICER)

Year	Summary Compensation Table Total ($)	Minus: Change in Present Value of NQDC ($)	Minus: Change in Present Value of Pension ($)	Plus: Pension Service Costs Attributable to the Applicable Year ($)	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Year- End Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Fair Value of Awards Granted and Vested in Applicable Year ($)	Plus: Change in Fair Value as of Year- End of Any Prior-Year Awards that Remain Unvested as of Year-End ($)	Plus: Change in Fair Value as of Vesting Date of Any Prior- Year Awards that Vested During Applicable Year ($)	Compensation Actually Paid ($)

2025	5,325,938	9,951	—	—	3,909,959	1,390,504	—	(4,340,800)	(66,074)	(1,610,341)
2024	5,799,250	5,491	—	—	3,495,828	4,352,194	—	448,465	(87,584)	7,011,006
2023	4,973,892	2,900	—	—	2,816,047	3,501,035	—	(1,616,943)	(495,431)	3,543,606
2022	4,067,021	1,896	—	—	2,362,446	1,840,059	—	(993,714)	13,371	2,562,396
2021	5,572,610	—	—	—	3,543,080	6,414,349	575,510	—	—	9,019,389
RICHARD J. FLEMING (SECOND PRINCIPAL EXECUTIVE OFFICER)

Year	Summary Compensation Table Total ($)	Minus: Change in Present Value of NQDC ($)	Minus: Change in Present Value of Pension ($)	Plus: Pension Service Costs Attributable to the Applicable Year ($)	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Year- End Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Fair Value of Awards Granted and Vested in Applicable Year ($)	Plus: Change in Fair Value as of Year- End of Any Prior-Year Awards that Remain Unvested as of Year-End ($)	Plus: Change in Fair Value as of Vesting Date of Any Prior- Year Awards that Vested During Applicable Year ($)	Compensation Actually Paid ($)

2025	—	—	—	—	—	—	—	—	—	—
2024	—	—	—	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—	—	—
2021	397,800	—	—	—	254,079	75,660	204,099	—	—	423,480

Non-PEO NEO Average Total Compensation Amount	$ 1,360,850	$ 1,479,373	$ 1,622,384	$ 1,347,394	$ 1,169,073
Non-PEO NEO Average Compensation Actually Paid Amount	$ 166,465	1,769,549	1,421,836	788,702	2,651,095
Adjustment to Non-PEO NEO Compensation Footnote
AVERAGE OF NON-PEO NEOs

Year	Summary Compensation Table Total ($)	Minus: Change in Present Value of NQDC ($)	Minus: Change in Present Value of Pension ($)	Plus: Pension Service Costs Attributable to the Applicable Year ($)	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Plus: Fair Value of Awards Granted and Vested in Applicable Year ($)	Plus: Change in Fair Value as of Year-End of Any Prior-Year Awards that Remain Unvested as of Year-End ($)	Plus: Change in Fair Value as of Vesting Date of Any Prior-Year Awards that Vested During Applicable Year ($)	Compensation Actually Paid ($)

2025	1,360,850	21,058	—	—	636,684	212,973	10,280	(719,962)	(39,934)	166,465
2024	1,479,373	13,476	53	0	668,025	831,669	—	157,778	(17,717)	1,769,549
2023	1,622,384	8,205	—	—	814,420	701,707	—	33,962	(113,592)	1,421,836
2022	1,347,394	6,473	—	—	668,073	520,369	—	(404,240)	(275)	788,702
2021	1,169,073	2,962	—	—	467,863	1,137,057	—	785,776	30,014	2,651,095

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 72.26	183.61	151.72	171.66	212.53
Peer Group Total Shareholder Return Amount	272.34	219.31	155.40	147.62	159.26
Net Income (Loss)	$ (5,138,000)	$ 46,625,000	$ 48,429,000	$ 29,660,000	$ 9,106,000
Company Selected Measure Amount	102,300,000	119,238,000	105,869,000	95,589,000	48,854,000
PEO Name	Mr. Wilson	Mr. Wilson	Mr. Wilson	Mr. Wilson	Mr. Fleming
Additional 402(v) Disclosure	Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year, as determined under SEC rules (and described below).
The graphs below describe the relationship between the compensation actually paid to our PEOs and the average of the compensation actually paid to our Non-PEO NEOs and (i) our cumulative TSR, (ii) our net income, and (iii) our Adjusted EBIT, in each case, for the fiscal years ended March 31, 2021, 2022, 2023, 2024, and 2025. In addition, the first graph below compares our cumulative TSR and peer group cumulative TSR for the fiscal years ended March 31, 2021, 2022, 2023, 2024, and 2025.
TSR amounts reported in the graph assume an initial fixed investment of $100 and that all dividends, if any, were reinvested.
The graphs above demonstrate that over the measurement period, Compensation Actually Paid (CAP) for the PEOs and Non-PEO NEOs generally trended directionally with the Company’s cumulative TSR, net income and Adjusted EBIT. During the time period, changes in CAP were largely attributable to the fluctuation in value of outstanding equity awards, which correlate with increases and decreases in stock price and cumulative TSR.
PAY VERSUS PERFORMANCE TABULAR LIST
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our PEOs and Non-PEO NEOs for the fiscal year ended March 31, 2025. The measures in this list are not ranked:
•Adjusted EBIT
•Adjusted Free Cash Flow
•Adjusted ROIC
For additional details regarding our most important financial performance measures, please see the sections titled “Elements of our Compensation Program for NEOs” and “Components of Compensation” in our Compensation Discussion and Analysis elsewhere in this proxy statement.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Non-GAAP Measure Description	In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our PEOs and Non-PEO NEOs to Company performance for the most recently completed fiscal year. The Company determined that Adjusted EBIT, which is a non-GAAP measure included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table. Adjusted EBIT is defined as operating income as determined in accordance with GAAP adjusted for each of the adjustments used in the computation of Adjusted EBITDA other than depreciation and amortization expense,
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted ROIC
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,325,938	$ 5,799,250	$ 4,973,892	$ 4,067,021	$ 5,572,610
PEO Actually Paid Compensation Amount	(1,610,341)	7,011,006	3,543,606	2,562,396	9,019,389
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0	0	397,800
PEO Actually Paid Compensation Amount	0	0	0	0	423,480
PEO | First PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | First PEO [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | First PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,909,959	3,495,828	2,816,047	2,362,446	3,543,080
PEO | First PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,390,504	4,352,194	3,501,035	1,840,059	6,414,349
PEO | First PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,340,800	448,465	1,616,943	993,714	0
PEO | First PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	575,510
PEO | First PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,074	87,584	495,431	13,371	0
PEO | First PEO [Member] | Aggregate Change In Present Value Of NQDC [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,951	5,491	2,900	1,896	0
PEO | Second PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Second PEO [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Second PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	254,079
PEO | Second PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	75,660
PEO | Second PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Second PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	204,099
PEO | Second PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Second PEO [Member] | Aggregate Change In Present Value Of NQDC [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	53	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	636,684	668,025	814,420	668,073	467,863
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	212,973	831,669	701,707	520,369	1,137,057
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(719,962)	157,778	33,962	404,240	785,776
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,280	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,934	17,717	113,592	275	30,014
Non-PEO NEO | Aggregate Change In Present Value Of NQDC [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 21,058	$ 13,476	$ 8,205	$ 6,473	$ 2,962